STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS
Plan interest in the Kennametal Inc. Master Trust investment income	$ 85,577,915
Interest income on notes receivable from participants	620,472
Contributions:
Employer	12,632,895
Participants	20,568,481
Rollovers	1,834,044
Total contributions	35,035,420
Total additions	121,233,807
DEDUCTIONS
Benefits paid to participants	85,786,004
Administrative expenses	554,886
Total deductions	86,340,890
NET INCREASE	34,892,917
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	594,525,014
End of year	$ 629,417,931